Cash and Deposits with Banks - Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash and cash equivalents [abstract]
Cash and deposits with banks	¥ 73,090,816	¥ 62,471,453	¥ 57,763,441
Less: term deposits with original maturities over three months	(675,185)	(532,703)	(532,784)
Less: cash segregated as deposits and others	(866,934)	(735,209)	(514,128)
Cash and cash equivalents	¥ 71,548,697	¥ 61,203,541	¥ 56,716,529	¥ 53,416,456